Investments in joint ventures	12 Months Ended
Dec. 31, 2021
Investments in joint ventures
Investments in joint ventures

8.   Investments in joint ventures

	As of
	December 31,
(in thousands of U.S. dollars)	2021	2020
Accumulated earnings of joint ventures	$35,708	$9,690

The Partnership has a 50% interest in each of SRV Joint Gas Ltd. (owner of the Neptune) and SRV Joint Gas Two Ltd. (owner of the Cape Ann). The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Year ended
	December 31,
(in thousands of U.S. dollars)	2021	2020	2019
Time charter revenues	$85,061	87,144	$84,865
Operating expenses	(16,427)	(18,904)	(18,088)
Depreciation and amortization	(20,532)	(20,546)	(20,524)
Impairment of long-lived assets (1)	—	—	(149)
Operating income	48,102	47,694	46,104
Unrealized gain (loss) on derivative instruments	24,096	(12,146)	(10,418)
Other financial expense, net	(21,142)	(23,324)	(24,144)
Income (loss) before tax	51,056	12,224	11,542
Income tax expense	—	—	—
Net income (loss)	$51,056	12,224	$11,542
Share of joint ventures owned	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	25,528	6,112	5,771
Eliminations	308	308	307
Equity in earnings (losses) of joint ventures	$25,836	6,420	$6,078
(1)	At the completion of the class renewal survey of the Neptune, certain equipment was identified that was impaired.

	As of
	December 31,
(in thousands of U.S. dollars)	2021	2020
Cash and cash equivalents	$15,013	$13,455
Restricted cash	21,429	21,264
Other current assets	2,804	178
Total current assets	39,246	34,897
Restricted cash	13,111	14,656
Vessels, net of accumulated depreciation	478,861	499,318
Derivative instruments	1,453	—
Total long-term assets	493,425	513,974
Current portion of long-term debt	191,365	199,030
Amounts and loans due to owners and affiliates	1,113	7,278
Derivative instruments	14,065	14,687
Refund liabilities	1,920	1,040
Other current liabilities	8,460	8,811
Total current liabilities	216,923	230,846
Long-term debt	137,151	176,385
Loans due to owners and affiliates	15,022	1,737
Derivative instruments	47,320	69,618
Other long-term liabilities	30,593	36,040
Total long-term liabilities	230,086	283,780
Net assets (liabilities)	$85,662	$34,245
Share of joint ventures owned	50%	50%
Share of joint ventures net assets (liabilities) before eliminations	42,831	17,123
Eliminations	(7,123)	(7,433)
Accumulated earnings (losses) of joint ventures	$35,708	$9,690